Earnings (Loss) Per Share (Details) - $ / shares		12 Months Ended
	Sep. 07, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings (Loss) Per Share [Line Items]
Antidilutive shares	1,121,797	4,301,358
Expiration period			May 2023
Exercise price per share (in Dollars per share)			$ 2.07
Warrant [Member]
Earnings (Loss) Per Share [Line Items]
Antidilutive shares			8,131,332	8,131,332
Option [Member]
Earnings (Loss) Per Share [Line Items]
Antidilutive shares			968,019	5,900,000
Option [Member]
Earnings (Loss) Per Share [Line Items]
Antidilutive shares	3,333,339